Share-based Payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

14. Share-based payments

The Company has six share-based payment plans for employees, directors and consultants. The share options granted under these plans will be settled in equity. Options granted under each of the six plans have a maximum life of 10 years.

2020 options

In 2020, share options were granted under the following share-based payment plans:

U.K. share-based payment plans

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under these plans will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date.

2020 Long-Term Incentive Plan

Options granted under this plan will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under this plan will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date. Options granted as RSU-style options are automatically exercised on vesting. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.

2021 options

In 2021, share options were granted under the following share-based payment plan:

2020 Long-Term Incentive Plan

Options granted under this plan will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under this plan will vest equally over a period of four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date. Options granted as RSU-style options are automatically exercised on vesting. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.

2022 options

In 2022, share options were granted under the following share-based payment plan:

2020 Long-Term Incentive Plan

Options granted under this plan will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under this plan will vest equally over a period of four years.

14. Share-based payments (continued)

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date. Options granted as RSU-style options are automatically exercised on vesting. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2020	5,298,840	3.91
Granted	2,665,639	4.03
Forfeited	(192,750)	10.89
Lapsed	(14,438)	7.42
Exercised[1]	(32,500)	0.45
Outstanding at December 31, 2020	7,724,791	3.78
Granted	4,329,913	1.91
Forfeited	(193,949)	5.26
Lapsed	(42,750)	11.21
Exercised[2]	(1,014,939)	0.20
Outstanding at December 31, 2021	10,803,066	3.32
Granted	1,497,013	0.39
Forfeited	(207,833)	2.83
Lapsed	(151,350)	8.40
Exercised[3]	(219,220)	0.30
Outstanding at December 31, 2022[4]	11,721,676	2.94
Vested and exercisable at December 31, 2022	5,686,556	3.63
Vested and exercisable at December 31, 2021	4,138,803	3.51
Vested and exercisable at December 31, 2020	4,176,281	2.07

1. The weighted average share price at the date of exercise of these options was £4.63
2. The weighted average share price at the date of exercise of these options was £3.77
3. The weighted average share price at the date of exercise of these options was £0.85
4. The exercise price of outstanding share options ranges from £0.04 to £18.05

The weighted average remaining contractual life of the share options outstanding as at December 31, 2022 is 6.99 years (2021: 7.59 years; 2020: 5.77 years).

14. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2020 share options:

	Options granted on
	June 10, 2020	Sept 9, 2020	Sept 9, 2020	Dec 9, 2020
Vesting dates	June 10, 2021	Sept 9, 2021	Sept 9, 2021	Dec 9, 2021
	June 10, 2022	Sept 9, 2022	Sept 9, 2022	Dec 9, 2022
	June 10, 2023	Sept 9, 2023	Sept 9, 2023	Dec 9, 2023
	June 10, 2024	Sept 9, 2024	Sept 9, 2024	Dec 9, 2024
Volatility	76.59%	82.98%	87.21%	81.26%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.003%	(0.08)%	(0.08)%	(0.03)%
Fair value of option at grant date	£2.76	£4.24	£4.24	£2.10
Fair value of share at grant date	£4.78	£4.28	£4.28	£3.48
Exercise price at date of grant	£4.78	£0.04	£0.04	£3.48
Lapse date	June 10, 2030	Sept 9, 2030	—	Dec 9, 2030
Expected option life (years)	4.50	3.50	2.50	4.50
Number of options granted	2,186,780	290,356	108,503	80,000

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than three years, the underlying expected volatility was determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company. Options granted with an estimated life of three years or less, have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2020, an employee remuneration expense, all of which related to equity-settled share-based payments, of £4.3 million has been included in the statement of operations and credited to equity.

14. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2021 share options:

	Options granted on
	Jan 13, 2021	Feb 10, 2021	Feb 10, 2021
Vesting dates	Jan 13, 2022	Feb 10, 2022	Feb 10, 2022
	Jan 13, 2023	Feb 10, 2023	Feb 10, 2023
	Jan 13, 2024	Feb 10, 2024	Feb 10, 2024
	Jan 13, 2025	Feb 10, 2025	Feb 10, 2025
Volatility	81.42%	87.66%	81.45%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.01%	0.01%	0.11%
Fair value of option at grant date	£2.37	£4.49	£2.74
Fair value of share at grant date	£3.92	£4.53	£4.53
Exercise price at date of grant	£3.92	£0.04	£4.53
Lapse date	Jan 13, 2031	—	Feb 10, 2031
Expected option life (years)	4.50	2.50	4.50
Number of options granted	200,000	91,888	872,775

	Feb 10, 2021	Aug 11, 2021	Sept 15, 2021
Vesting dates	Feb 10, 2022	Aug 11, 2022	Sept 15, 2022
	Feb 10, 2023	Aug 11, 2023	Sept 15, 2023
	Feb 10, 2024	Aug 11, 2024	Sept 15, 2024
	Feb 10, 2025	Aug 11, 2025	Sept 15, 2025
Volatility	83.86%	81.07%	79.60%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.05%	0.28%	0.21%
Fair value of option at grant date	£4.49	£0.95	£1.67
Fair value of share at grant date	£4.53	£1.57	£1.71
Exercise price at date of grant	£0.04	£1.57	£0.04
Lapse date	Feb 10, 2031	Aug 11, 2031	—
Expected option life (years)	3.50	4.50	2.50
Number of options granted	337,000	430,000	140,650

	Sept 15, 2021	Sept 15, 2021	Dec 15, 2021
Vesting dates	Sept 15, 2022	Sept 15, 2022	Dec 15, 2022
	Sept 15, 2023	Sept 15, 2023	Dec 15, 2023
	Sept 15, 2024	Sept 15, 2024	Dec 15, 2024
	Sept 15, 2025	Sept 15, 2025	Dec 15, 2025
Volatility	82.06%	80.90%	81.80%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.29%	0.36%	0.48%
Fair value of option at grant date	£1.67	£1.04	£1.05
Fair value of share at grant date	£1.71	£1.71	£1.72
Exercise price at date of grant	£0.04	£1.71	£1.72
Lapse date	Sept 15, 2031	Sept 15, 2031	Dec 15, 2031
Expected option life (years)	3.50	4.50	4.50
Number of options granted	603,900	1,488,700	165,000

14. Share-based payments (continued)

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than four years, the underlying expected volatility was determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company. Options granted with an estimated life of four years or less, have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2021, an employee remuneration expense, all of which related to equity-settled share-based payments, of £6.7 million (2020: £4.3 million) has been included in the statement of operations and credited to equity.

The following principal assumptions were used in the valuation for 2022 share options:

	Options granted on
	Mar 9, 2022	Mar 9, 2022
Vesting dates	Mar 9, 2023	Mar 9, 2023
	Mar 9, 2024	Mar 9, 2024
	Mar 9, 2025	Mar 9, 2025
	Mar 9, 2026	Mar 9, 2026
Volatility	89.32%	95.70%
Dividend yield	0%	0%
Risk-free investment rate	1.36%	1.37%
Fair value of option at grant date	£0.37	£0.53
Fair value of share at grant date	£0.56	£0.56
Exercise price at date of grant	£0.56	£0.04
Lapse date	Mar 9, 2032	Mar 9, 2032
Expected option life (years)	4.50	3.50
Number of options granted	1,020,925	95,000

	Jul 12, 2022	Jul 12, 2022
Vesting dates	Jul 12, 2023	Jul 12, 2023
	Jul 12, 2024	Jul 12, 2024
	Jul 12, 2025	Jul 12, 2025
	Jul 12, 2026	Jul 12, 2026
Volatility	94.05%	103.18%
Dividend yield	0%	0%
Risk-free investment rate	1.76%	1.79%
Fair value of option at grant date	£0.64	£0.64
Fair value of share at grant date	£0.67	£0.67
Exercise price at date of grant	£0.04	£0.04
Lapse date	Jul 12, 2032	—
Expected option life (years)	3.50	2.50
Number of options granted	275,725	105,363

14. Share-based payments (continued)

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than four years, the underlying expected volatility was determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company. Options granted with an estimated life of four years or less, have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2022, an employee remuneration expense, all of which related to equity-settled share-based payments, of £4.9 million (2021: £6.7 million; 2020: £4.3 million) has been included in the statement of operations and credited to equity.